Exhibit 99.2

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2019

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2019, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2019, leases with a total base residual value of $24,404,731.50 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January, 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2019
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2019-	December	$843,578,318.87
2020-	January	$799,743,336.10	$15,830,120.98	8.87%	$33,842,779.80	4.63%
	February	$766,723,376.97	$15,319,952.33	8.59%	$23,399,463.60	3.20%
	March	$730,534,007.77	$14,755,779.38	8.27%	$26,897,718.48	3.68%
	April	$694,550,356.05	$14,186,256.50	7.95%	$27,003,652.11	3.69%
	May	$653,080,828.68	$13,485,574.22	7.56%	$32,933,788.10	4.50%
	June	$614,045,467.39	$12,824,357.12	7.19%	$30,865,077.92	4.22%
	July	$579,854,296.50	$12,222,079.36	6.85%	$26,345,023.15	3.60%
	August	$548,596,769.03	$11,674,514.50	6.55%	$23,715,313.15	3.24%
	September	$512,380,362.35	$10,986,423.20	6.16%	$29,139,557.45	3.98%
	October	$475,290,708.68	$10,254,701.35	5.75%	$30,486,458.95	4.17%
	November	$435,563,054.88	$9,441,985.16	5.29%	$33,672,856.65	4.60%
	December	$390,252,425.01	$8,513,910.63	4.77%	$39,900,810.90	5.46%
2021-	January	$354,654,050.88	$7,800,253.59	4.37%	$30,579,359.25	4.18%
	February	$306,061,371.71	$6,802,921.45	3.81%	$44,317,337.80	6.06%
	March	$250,992,023.82	$5,658,035.52	3.17%	$51,592,563.10	7.05%
	April	$187,488,935.06	$4,309,865.20	2.42%	$60,982,073.56	8.34%
	May	$106,198,819.32	$2,525,395.69	1.42%	$80,101,043.22	10.95%
	June	$35,291,011.11	$927,286.19	0.52%	$70,737,583.80	9.67%
	July	$20,631,337.07	$559,954.37	0.31%	$14,351,418.25	1.96%
	August	$8,829,083.81	$245,333.79	0.14%	$11,704,151.10	1.60%
	September	$359,569.08	$10,473.60	0.01%	$8,522,107.50	1.17%
	October	$225,156.30	$6,919.12	0.00%	$130,162.00	0.02%
	November	$219,944.47	$6,919.12	0.00%	$0.00	0.00%
	December	$175,565.87	$6,338.44	0.00%	$39,707.00	0.01%
2022-	January	$142,935.31	$5,436.88	0.00%	$28,541.00	0.00%
	February	$101,129.40	$3,539.35	0.00%	$39,378.00	0.01%
	March	$51,536.46	$1,924.47	0.00%	$48,389.00	0.01%
	April	$38,571.21	$1,422.45	0.00%	$11,910.00	0.00%
	May	$15,814.32	$517.71	0.00%	$22,514.00	0.00%
	June	$0.00	$0.00	0.00%	$15,927.00	0.00%

Total			178,368,191.67	100.00%	731,426,665.84	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$909,794,857.51

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2019	Car	260	68.06%	$1,386	4.14%	10.23%
	CUV	608	74.60%	$964	2.53%	5.39%
	SUV	6	37.50%	$7,311	10.33%	21.86%
	Truck	74	52.86%	$456	0.87%	1.64%
	Total/Average	948	70.07%	$1,080	2.83%	6.15%

NOVEMBER 2019	Car	270	73.57%	$979	2.83%	6.89%
	CUV	531	76.07%	$532	1.39%	2.97%
	SUV	10	55.56%	$8,916	11.69%	25.69%
	Truck	77	58.33%	$53	0.10%	0.19%
	Total/Average	888	73.09%	$721	1.86%	4.04%

DECEMBER 2019	Car	256	71.91%	$1,093	3.14%	7.65%
	CUV	517	73.96%	$595	1.58%	3.36%
	SUV	11	47.83%	$6,373	8.69%	17.66%
	Truck	91	66.91%	$(27)	(0.05)%	(0.10)%
	Total/Average	875	72.08%	$749	1.94%	4.17%